Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS
February 28, 2021 (Unaudited)

Shares			Value
	INVESTMENT COMPANIES - 97.0%
	Exchange Traded Funds - 97.0%
137,212	Invesco QQQ Trust Series 1 (f)		$43,103,778
534,513	Invesco S&P 500 Equal Weight ETF (f)		71,731,645
641,318	iShares Edge MSCI Min Vol EAFE ETF (f)		45,834,997
865,709	iShares MSCI Japan ETF (f)		59,058,668
1,231,626	iShares MSCI USA Minimum Volatility ETF (f)		81,016,358
599,449	iShares Select Dividend ETF (f)		62,990,101
2,008,718	SPDR Portfolio Developed World ex-US ETF (f)		69,280,684
2,665,789	SPDR Portfolio Emerging Markets ETF (c)(e)		117,561,295
2,801,718	SPDR Portfolio S&P 400 Mid Cap ETF (f)(g)		122,603,180
681,093	SPDR Portfolio S&P 500 Growth ETF (f)		37,473,737
1,115,790	SPDR Portfolio S&P 500 Value ETF (f)		40,034,545
2,256,858	SPDR Portfolio S&P 600 Small Cap ETF		92,305,492
293,463	SPDR S&P Kensho New Economies Composite ETF (f)		19,732,452
795,809	Xtrackers MSCI USA ESG Leaders Equity ETF (f)		27,733,944
253,308	Xtrackers Russell 1000 US QARP ETF (g)		8,932,324
504,263	Xtrackers Russell US Multifactor ETF (f)(g)		19,989,288
1,489,178	Xtrackers S&P 500 ESG ETF (g)		49,515,168
	TOTAL INVESTMENT COMPANIES (Cost - $889,829,943)		968,897,656

	COMMON STOCKS - 1.5%
	Advertising - 0.0% (b)
4,820	Interpublic Group of Cos., Inc.		125,898
978	Omnicom Group, Inc.		67,218
			193,116
	Aerospace/Defense - 0.0% (b)
36	General Dynamics Corp.		5,885
1,614	Howmet Aerospace, Inc. (a)		45,369
30	L3Harris Technologies, Inc. (a)		5,457
54	Teledyne Technologies, Inc. (a)		20,034
16	TransDigm Group, Inc. (a)		9,227
			85,972
	Agriculture - 0.0% (b)
445	Archer Daniels Midland Co.		25,178

	Airlines - 0.0% (b)
1,181	Alaska Air Group, Inc. (a)		76,789
2,641	American Airlines Group, Inc. (a)(f)		55,302
353	Delta Air Lines, Inc. (a)		16,923
240	Southwest Airlines Co. (a)		13,951
601	United Airlines Holdings, Inc. (a)		31,661
			194,626
	Apparel - 0.1%
2,295	Hanesbrands, Inc.		40,599
1,134	Nike, Inc., Class B		152,841
768	PVH Corp. (a)		76,769
503	Ralph Lauren Corp., Class A (a)		58,891
2,880	Tapestry, Inc. (a)		121,363
3,870	Under Armour, Inc., Class A (a)(f)		84,714
105	VF Corp.		8,309
			543,486
	Auto Manufacturers - 0.0% (b)
117	Cummins, Inc.		29,624
3,253	Ford Motor Co. (a)		38,060
1,323	General Motors Co. (a)		67,910
85	PACCAR, Inc.		7,734
			143,328
	Auto Parts & Equipment - 0.0% (b)
338	Aptiv PLC (a)		50,646
678	BorgWarner, Inc. (f)		30,510
			81,156
	Banks - 0.1%
199	Bank of New York Mellon Corp.		8,390
1,029	Citizens Financial Group, Inc.		44,700
1,139	Comerica, Inc.		77,566
1,063	Fifth Third Bancorp		36,875
226	First Republic Bank		37,233
187	Goldman Sachs Group, Inc.		59,743
3,075	Huntington Bancshares, Inc.		47,170
1,465	KeyCorp		29,505
180	M&T Bank Corp.		27,169
1,086	Morgan Stanley		83,481
159	Northern Trust Corp.		15,126
42	PNC Financial Services Group, Inc.		7,071
2,354	Regions Financial Corp.		48,563
163	State Street Corp.		11,861
121	SVB Financial Group (a)		61,149
111	Truist Financial Corp.		6,323
1,454	Zions Bancorp NA		77,309
			679,234
	Beverages - 0.0% (b)
85	Brown-Forman Corp., Class B		6,084
123	Constellation Brands, Inc., Class A		26,339
1,063	Molson Coors Brewing Co., Class B (a)		47,251
289	Monster Beverage Corp. (a)		25,357
			105,031
	Biotechnology - 0.0% (b)
92	Alexion Pharmaceuticals, Inc. (a)		14,053
22	Biogen, Inc. (a)		6,003
53	Bio-Rad Laboratories, Inc., Class A (a)		30,979
961	Corteva, Inc.		43,389
23	Illumina, Inc. (a)		10,106
164	Incyte Corp. (a)		12,900
8	Regeneron Pharmaceuticals, Inc. (a)		3,605
15	Vertex Pharmaceuticals, Inc. (a)		3,188
			124,223
	Building Materials - 0.0% (b)
254	Carrier Global Corp.		9,279
204	Fortune Brands Home & Security, Inc.		16,961
633	Johnson Controls International PLC		35,315
65	Martin Marietta Materials, Inc.		21,896
247	Masco Corp.		13,145
91	Vulcan Materials Co.		15,196
			111,792
	Chemicals - 0.0% (b)
347	Albemarle Corp. (f)		54,552
144	Celanese Corp.		20,003
954	CF Industries Holdings, Inc.		43,197
119	Dow, Inc.		7,058
592	DuPont de Nemours, Inc.		41,630
355	Eastman Chemical Co.		38,787
136	FMC Corp.		13,830
187	International Flavors & Fragrances, Inc.		25,340
115	LyondellBasell Industries NV, Class A		11,855
1,933	Mosaic Co.		56,830
58	PPG Industries, Inc.		7,820
			320,902
	Commercial Services - 0.1%
65	Automatic Data Processing, Inc.		11,311
19	Cintas Corp.		6,163
69	Equifax, Inc.		11,170
107	FleetCor Technologies, Inc. (a)		29,672
352	Gartner, Inc. (a)		63,022
52	Global Payments, Inc.		10,296
4,870	H&R Block, Inc. (f)		93,650
82	IHS Markit, Ltd.		7,393
26	MarketAxess Holdings, Inc.		14,454
14	Moody's Corp.		3,848
2,966	Nielsen Holdings PLC		66,468
715	Quanta Services, Inc.		59,953
632	Robert Half International, Inc.		49,163
170	United Rentals, Inc. (a)		50,555
38	Verisk Analytics, Inc.		6,226
			483,344
	Computers - 0.1%
198	Cognizant Technology Solutions Corp., Class A		14,549
7,007	DXC Technology Co. (a)		176,716
221	Fortinet, Inc. (a)(f)		37,316
4,488	Hewlett Packard Enterprise Co.		65,345
1,070	HP, Inc.		30,998
38	International Business Machines Corp.		4,519
424	Leidos Holdings, Inc.		37,503
1,271	NetApp, Inc.		79,565
842	Seagate Technology PLC (f)		61,660
1,172	Western Digital Corp. (a)		80,317
			588,488
	Cosmetics/Personal Care - 0.0% (b)
18,481	Coty, Inc., Class A (a)		141,749
170	Estee Lauder Cos., Inc., Class A		48,596
			190,345
	Distribution/Wholesale - 0.0% (b)
78	Copart, Inc. (a)		8,515
171	Fastenal Co.		7,929
819	LKQ Corp. (a)		32,260
32	WW Grainger, Inc.		11,927
			60,631
	Diversified Financial Services - 0.1%
135	Ameriprise Financial, Inc.		29,868
82	BlackRock, Inc.		56,949
311	Capital One Financial Corp.		37,379
224	CBOE Global Markets, Inc. (f)		22,167
1,349	Charles Schwab Corp.		83,260
418	Discover Financial Services		39,321
1,029	Franklin Resources, Inc. (f)		26,929
4,360	Invesco, Ltd.		97,751
80	Nasdaq, Inc.		11,063
385	Raymond James Financial, Inc.		44,945
887	Synchrony Financial		34,309
56	T. Rowe Price Group, Inc.		9,080
2,503	Western Union Co.		58,120
			551,141
	Electric - 0.0% (b)
1,480	AES Corp.		39,309
314	Alliant Energy Corp.		14,494
135	Ameren Corp.		9,486
61	American Electric Power Co. (f)		4,566
1,003	CenterPoint Energy, Inc.		19,498
188	CMS Energy Corp.		10,173
108	Consolidated Edison, Inc.		7,090
76	DTE Energy Co.		8,947
207	Duke Energy Corp.		17,717
203	Edison International		10,960
105	Entergy Corp.		9,115
91	Eversource Energy		7,233
456	Exelon Corp.		17,602
448	FirstEnergy Corp.		14,847
734	NextEra Energy, Inc.		53,934
1,123	NRG Energy, Inc.		41,001
335	Pinnacle West Capital Corp.		23,426
374	PPL Corp.		9,795
312	Public Service Enterprise Group, Inc.		16,795
49	Sempra Energy		5,683
299	Southern Co.		16,959
70	WEC Energy Group, Inc.		5,645
84	Xcel Energy, Inc.		4,922
			369,197
	Electrical Components & Equipment - 0.0% (b)
92	AMETEK, Inc.		10,853
360	Emerson Electric Co.		30,924
			41,777
	Electronics - 0.1%
308	Agilent Technologies, Inc.		37,598
229	Allegion PLC		24,911
151	Amphenol Corp., Class A		18,978
3,090	FLIR Systems, Inc.		165,006
112	Fortive Corp.		7,372
116	Garmin, Ltd.		14,386
333	Honeywell International, Inc.		67,382
449	Keysight Technologies, Inc. (a)		63,542
31	Mettler-Toledo International, Inc. (a)		34,598
258	PerkinElmer, Inc.		32,531
13	Roper Technologies, Inc.		4,909
396	TE Connectivity, Ltd.		51,492
44	Vontier Corp. (a)		1,382
156	Waters Corp. (a)		42,725
			566,812
	Engineering & Construction - 0.0% (b)
185	Jacobs Engineering Group, Inc. (f)		21,290

	Entertainment - 0.0% (b)
870	Live Nation Entertainment, Inc. (a)		77,308

	Environmental Control - 0.0% (b)
731	Pentair PLC (f)		40,885
71	Republic Services, Inc.		6,325
37	Waste Management, Inc.		4,103
			51,313
	Food - 0.0% (b)
352	Campbell Soup Co. (f)		16,009
379	Conagra Brands, Inc.		12,859
107	General Mills, Inc.		5,886
57	Hershey Co.		8,302
177	Hormel Foods Corp. (f)		8,207
162	J.M. Smucker Co. (f)		18,144
169	Kellogg Co. (f)		9,753
215	Kraft Heinz Co. (f)		7,822
586	Kroger Co.		18,875
380	Lamb Weston Holdings, Inc.		30,313
92	McCormick & Co., Inc.		7,754
305	Sysco Corp.		24,287
182	Tyson Foods, Inc., Class A		12,316
			180,527
	Forest Products & Paper - 0.0% (b)
589	International Paper Co. (f)		29,244

	Gas - 0.0% (b)
181	Atmos Energy Corp. (f)		15,314
1,068	NiSource, Inc.		23,069
			38,383
	Hand/Machine Tools - 0.0% (b)
177	Snap-on, Inc.		35,951
49	Stanley Black & Decker, Inc.		8,567
			44,518
	Healthcare Products - 0.1%
113	ABIOMED, Inc. (a)		36,674
104	Align Technology, Inc. (a)		58,979
82	Baxter International, Inc.		6,371
127	Boston Scientific Corp. (a)		4,925
44	Cooper Cos., Inc.		16,990
347	Danaher Corp.		76,226
626	Dentsply Sirona, Inc.		33,222
72	Edwards Lifesciences Corp. (a)		5,983
245	Hologic, Inc. (a)		17,662
82	IDEXX Laboratories, Inc. (a)		42,654
62	ResMed, Inc.		11,952
109	STERIS PLC		19,053
51	Teleflex, Inc.		20,304
240	Thermo Fisher Scientific, Inc.		108,019
47	West Pharmaceutical Services, Inc.		13,191
70	Zimmer Biomet Holdings, Inc.		11,414
			483,619
	Healthcare Services - 0.0% (b)
17	Anthem, Inc.		5,154
153	Centene Corp. (a)		8,957
414	DaVita, Inc. (a)		42,282
200	HCA Healthcare, Inc.		34,406
14	Humana, Inc.		5,315
60	IQVIA Holdings, Inc. (a)		11,567
82	Laboratory Corp. of America Holdings (a)		19,673
153	Quest Diagnostics, Inc.		17,685
282	Universal Health Services, Inc., Class B		35,343
			180,382
	Home Builders - 0.0% (b)
100	DR Horton, Inc.		7,687
103	Lennar Corp., Class A		8,546
10	NVR, Inc. (a)		45,009
358	PulteGroup, Inc.		16,149
			77,391
	Home Furnishings - 0.0% (b)
861	Leggett & Platt, Inc.		37,255
100	Whirlpool Corp. (f)		19,008
			56,263
	Household Products/Wares - 0.0% (b)
163	Avery Dennison Corp.		28,559
107	Church & Dwight Co., Inc.		8,427
40	Clorox Co. (f)		7,242
31	Kimberly-Clark Corp.		3,978
			48,206
	Housewares - 0.0% (b)
1,977	Newell Brands, Inc.		45,807

	Information - 0.0% (b)
4,514	Lumen Technologies, Inc. (f)		55,477

	Insurance - 0.1%
210	Aflac, Inc.		10,057
76	Allstate Corp.		8,102
312	American International Group, Inc.		13,712
22	Aon PLC, Class A		5,010
96	Arthur J Gallagher & Co.		11,501
230	Assurant, Inc.		28,341
32	Chubb Ltd.		5,202
208	Cincinnati Financial Corp. (f)		20,357
123	Everest Re Group Ltd.		29,743
297	Globe Life, Inc.		27,740
431	Hartford Financial Services Group, Inc.		21,847
1,060	Lincoln National Corp.		60,282
597	Loews Corp.		28,542
162	MetLife, Inc.		9,331
478	Principal Financial Group, Inc.		27,045
126	Prudential Financial, Inc.		10,927
66	Travelers Cos., Inc.		9,603
3,507	Unum Group		92,865
299	WR Berkley Corp.		20,730
			440,937
	Internet - 0.0% (b)
281	CDW Corp.		44,086
107	eBay, Inc.		6,037
264	Expedia Group, Inc. (a)		42,504
628	F5 Networks, Inc. (a)		119,308
1,924	NortonLifeLock, Inc.		37,537
351	Twitter, Inc. (a)		27,048
102	VeriSign, Inc. (a)		19,791
			296,311
	Iron/Steel - 0.0% (b)
316	Nucor Corp.		18,903

	Leisure Time - 0.0% (b)
1,633	Carnival Corp. (a)(f)		43,683
3,163	Norwegian Cruise Line Holdings Ltd. (a)(f)		93,498
243	Royal Caribbean Cruises Ltd. (a)(f)		22,665
			159,846
	Lodging - 0.0% (b)
101	Hilton Worldwide Holdings, Inc. (a)		12,492
122	Las Vegas Sands Corp. (a)(f)		7,637
67	Marriott International, Inc., Class A (a)		9,921
861	MGM Resorts International		32,537
344	Wynn Resorts Ltd. (a)(f)		45,315
			107,902
	Machinery - Construction & Mining - 0.0% (b)
409	Caterpillar, Inc.		88,295

	Machinery - Diversified - 0.0% (b)
266	Deere & Co.		92,866
119	Dover Corp.		14,668
1,894	Flowserve Corp. (f)		70,078
82	IDEX Corp.		16,004
674	Ingersoll Rand, Inc. (a)		31,233
120	Otis Worldwide Corp.		7,645
37	Rockwell Automation, Inc.		9,001
276	Wabtec Corp. (f)		19,991
287	Xylem, Inc.		28,574
			290,060
	Manufacturing - 0.0% (b)
146	Catalent, Inc. (a)		16,602
121	Enphase Energy, Inc. (a)		21,303
3,920	NOV, Inc. (a)		59,192
152	Teradyne, Inc. (f)		19,549
256	Tesla, Inc. (a)		172,928
238	Trimble, Inc. (a)		17,645
			307,219
	Media - 0.1%
7	Charter Communications, Inc., Class A (a)(f)		4,294
2,629	Discovery, Inc., Class A (a)(f)		139,416
1,124	DISH Network Corp., Class A (a)		35,417
1,204	Fox Corp., Class A (f)		40,105
4,734	News Corp., Class A		111,012
1,487	ViacomCBS, Inc., Class B (f)		95,897
946	Walt Disney Co. (a)		178,832
			604,973
	Mining - 0.0% (b)
1,888	Freeport-McMoRan, Inc. (a)		64,022
63	Newmont Goldcorp Corp.		3,426
			67,448
	Miscellaneous Manufacturing - 0.0% (b)
571	AO Smith Corp.		33,900
264	Eaton Corp PLC		34,370
136	Parker-Hannifin Corp.		39,027
704	Textron, Inc.		35,439
207	Trane Technologies PLC		31,721
			174,457
	Office/Business Equipment - 0.0% (b)
7,129	Xerox Holdings Corp.		181,647
191	Zebra Technologies Corp., Class A (a)		95,391
			277,038
	Oil & Gas - 0.1%
3,295	Apache Corp.		65,010
1,449	Cabot Oil & Gas Corp. (f)		26,821
766	ConocoPhillips		39,840
5,841	Devon Energy Corp.		125,815
1,214	Diamondback Energy, Inc. (f)		84,106
206	EOG Resources, Inc.		13,299
343	Hess Corp. (f)		22,477
2,487	Holly Frontier Corp.		94,208
11,880	Marathon Oil Corp.		131,868
296	Marathon Petroleum Corp.		16,167
1,562	Occidental Petroleum Corp. (f)		41,565
133	Phillips 66		11,046
214	Pioneer Natural Resources Co.		31,794
196	Valero Energy Corp.		15,088
			719,104
	Oil & Gas Services - 0.0% (b)
1,708	Baker Hughes & GE Co., Class A		41,812
1,166	Halliburton Co.		25,454
420	Schlumberger, Ltd.		11,722
8,886	TechnipFMC PLC, ADR (a)		73,043
			152,031
	Packaging & Containers - 0.0% (b)
1,078	Amcor PLC		11,793
91	Ball Corp.		7,771
277	Packaging Corp of America		36,570
897	Sealed Air Corp.		37,584
668	Westrock Co.		29,118
			122,836
	Pharmaceuticals - 0.1%
718	AbbVie, Inc.		77,357
142	AmerisourceBergen Corp.		14,373
18	Becton Dickinson & Co.		4,341
413	Cardinal Health, Inc.		21,278
27	Cigna Corp.		5,667
18	DexCom, Inc. (a)		7,160
571	Eli Lilly & Co.		116,992
534	Henry Schein, Inc. (a)		33,028
73	McKesson Corp.		12,375
910	Perrigo Co. PLC (f)		36,728
2,395	Viatris, Inc. (a)(f)		35,566
			364,865
	Pipelines - 0.0% (b)
478	Kinder Morgan, Inc.		7,026
794	ONEOK, Inc.		35,166
340	Williams Cos., Inc.		7,766
			49,958
	Professional, Scientific, and Technical Services - 0.0% (b)
1,777	Technip Energies NV (a)		22,517

	Real Estate - 0.0% (b)
440	CBRE Group, Inc., Class A (a)		33,339

	Real Estate Investment Trusts - 0.1%
63	Alexandria Real Estate Equities, Inc.		10,060
1,156	Apartment Income REIT Corp.		47,257
1,156	Apartment Investment and Management Co., Class A		5,503
63	AvalonBay Communities, Inc.		11,072
196	Boston Properties, Inc.		19,429
36	Digital Realty Trust, Inc.		4,850
399	Duke Realty Corp.		15,661
26	Equinix, Inc.		16,857
197	Equity Residential		12,886
71	Essex Property Trust, Inc.		18,090
200	Extra Space Storage, Inc.		25,140
486	Federal Realty Investment Trust (f)		49,169
527	Healthpeak Properties, Inc.		15,330
3,046	Host Hotels & Resorts, Inc. (a)		50,533
945	Iron Mountain, Inc. (f)		32,877
4,031	Kimco Realty Corp.		73,888
133	Mid-America Apartment Communities, Inc.		17,919
87	Public Storage		20,353
160	Realty Income Corp.		9,642
834	Regency Centers Corp.		45,687
19	SBA Communications Corp.		4,847
279	Simon Property Group, Inc.		31,505
1,301	SL Green Realty Corp. (f)		89,860
631	UDR, Inc.		25,978
309	Ventas, Inc. (f)		16,346
936	Vornado Realty Trust		40,192
164	Welltower, Inc.		11,136
625	Weyerhaeuser Co.		21,169
			743,236
	Retail - 0.1%
130	Advance Auto Parts, Inc.		20,846
7	AutoZone, Inc. (a)		8,119
67	Best Buy Co., Inc.		6,723
122	CarMax, Inc. (a)		14,580
25	Chipotle Mexican Grill, Inc. (a)		36,050
150	Costco Wholesale Corp.		49,650
171	Darden Restaurants, Inc.		23,483
19	Dollar General Corp.		3,591
109	Dollar Tree, Inc. (a)		10,704
28	Domino's Pizza, Inc.		9,702
2,248	Gap, Inc. (a)		56,088
150	Genuine Parts Co.		15,803
3,014	Kohl's Corp. (a)		166,524
1,072	L Brands, Inc. (a)		58,596
14	O'Reilly Automotive, Inc. (a)		6,263
69	Ross Stores, Inc. (a)		8,048
548	Starbucks Corp.		59,200
427	Target Corp.		78,329
86	Tractor Supply Co.		13,671
71	Ulta Beauty, Inc. (a)		22,885
959	Walmart, Inc.		124,593
80	Yum! Brands, Inc.		8,282
			801,730
	Retail Trade - 0.0% (b)
116	Etsy, Inc. (a)		25,551

	Savings & Loans - 0.0% (b)
4,537	People's United Financial, Inc.		81,394

	Semiconductors - 0.1%
71	Advanced Micro Devices, Inc. (a)		6,000
343	Analog Devices, Inc.		53,446
943	Applied Materials, Inc.		111,453
305	Broadcom, Inc.		143,311
403	IPG Photonics Corp. (a)		91,622
218	KLA Corp.		67,848
133	Lam Research Corp.		75,436
387	Microchip Technology, Inc.		59,068
1,127	Micron Technology, Inc. (a)		103,154
257	Qorvo, Inc. (a)		44,906
947	QUALCOMM, Inc.		128,972
155	Skyworks Solutions, Inc.		27,562
649	Texas Instruments, Inc.		111,803
203	Xilinx, Inc. (a)		26,451
			1,051,032
	Shipbuilding - 0.0% (b)
242	Huntington Ingalls Industries, Inc.		42,570

	Software - 0.1%
101	Activision Blizzard, Inc.		9,657
242	Akamai Technologies, Inc. (a)		22,869
59	ANSYS, Inc. (a)		20,118
43	Autodesk, Inc. (a)		11,868
252	Broadridge Financial Solutions, Inc.		35,907
168	Cadence Design Systems, Inc. (a)		23,703
183	Cerner Corp.		12,653
215	Citrix Systems, Inc.		28,720
105	Electronic Arts, Inc.		14,067
37	Fidelity National Information Services, Inc.		5,106
73	Fiserv, Inc. (a)		8,422
19	Intuit, Inc.		7,413
247	Jack Henry & Associates, Inc. (f)		36,665
20	MSCI, Inc.		8,290
230	Paychex, Inc.		20,946
109	Paycom Software, Inc. (a)		40,792
12	ServiceNow, Inc. (a)		6,401
193	Synopsys, Inc. (a)		47,326
246	Take-Two Interactive Software, Inc. (a)		45,377
106	Tyler Technologies, Inc. (a)		49,123
			455,423
	Telecommunications - 0.0% (b)
162	Arista Networks, Inc. (a)		45,334
662	Corning, Inc.		25,315
3,069	Juniper Networks, Inc. (f)		71,447
121	Motorola Solutions, Inc.		21,233
728	T-Mobile US, Inc. (a)		87,338
			250,667
	Textiles - 0.0% (b)
361	Mohawk Industries, Inc. (a)		63,171

	Toys/Games/Hobbies - 0.0% (b)
248	Hasbro, Inc.		23,240

	Transportation - 0.0% (b)
140	CH Robinson Worldwide, Inc. (f)		12,719
148	Expeditors International of Washington, Inc.		13,592
216	FedEx Corp.		54,972
111	JB Hunt Transport Services, Inc.		16,303
117	Norfolk Southern Corp.		29,491
117	Old Dominion Freight Line, Inc.		25,128
			152,205
	Water - 0.0% (b)
128	American Water Works Co.		18,161

	TOTAL COMMON STOCKS (Cost - $12,312,178)		14,855,926

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.1% (a)(c)
	PURCHASED CALL OPTIONS - 0.1%
	iShares 20+ Year Treasury Bond ETF
10,000	Expiration: March 2021, Exercise Price: $151	143,120,000	365,000
1,250	Expiration: April 2021, Exercise Price: $150	17,890,000	144,375
	iShares China Large-Cap ETF
3,000	Expiration: March 2021, Exercise Price: $55	14,721,000	12,000
	VanEck Vectors Junior Gold Miners ETF
6,000	Expiration: March 2021, Exercise Price: $58	27,456,000	60,000
	Xtrackers Harvest CSI 300 China A-Shares ETF
7,500	Expiration: March 2021, Exercise Price: $45	30,975,000	180,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,440,408)		761,375
	PURCHASED PUT OPTIONS - 0.0% (b)
	VanEck Vectors Junior Gold Miners ETF
6,000	Expiration: March 2021, Exercise Price: $43	27,456,000	294,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $230,329)		294,000
	TOTAL PURCHASED OPTIONS (Cost - $1,670,737)		1,055,375

	SHORT TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
2,338,221	First American Treasury Obligations Fund, .03% Class X (d)		2,338,221
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,338,221)		2,338,221

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.0%
249,196,839	Mount Vernon Liquid Assets Portfolio, LLC 0.13% (d)		249,196,839
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $249,196,839)		249,196,839

	TOTAL INVESTMENTS - 123.8% (Cost - $1,155,347,918)		1,236,344,017
	Liabilities in Excess of Other Assets - (23.8)%		(237,615,648)
	NET ASSETS - 100.0%		$998,728,369

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - 0.0% (a)(b)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - 0.0%
2,500	iShares 20+ Year Treasury Bond ETF
	Expiration: April 2021, Exercise Price $1.55	35,780,000	$141,250
7,500	Xtrackers Harvest CSI 300 China A-Shares ETF
	Expiration: March 2021, Exercise Price $0.47	30,975,000	93,750
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $296,140)		235,000
	TOTAL OPTIONS WRITTEN (Premiums Received $296,140)		$235,000

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non-income producing security.
(b) Less than 0.1%
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Interest rate reflects seven-day yield on February 28, 2021.
(e) All or a portion of the security is segregated as collateral for written options.  The value of the securities segregated as collateral for written options is $22,050,000, which is 2.2% of total net assets.

(f) All or a portion of this security is out on loan as of February 28, 2021.
(g) Affiliated security. Please refer to the Notes.